Business combination (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Oct. 31, 2020	Oct. 20, 2020
Business Acquisition [Line Items]
Percentage of contingent redeemable non-controlling interest		36.63%	36.63%	36.63%
Developed technology
Business Acquisition [Line Items]
Intangible assets						¥ 2,500
Leya
Business Acquisition [Line Items]
Percentage of equity shares acquired					63.37%
Cash consideration				¥ 41,800
Leya | Developed technology
Business Acquisition [Line Items]
Intangible assets					¥ 2,500
Wuhan Miracle
Business Acquisition [Line Items]
Percentage of equity shares acquired	54.68%
Cash consideration	¥ 512,000	¥ 299,000
Contingent consideration at fair value	88,000			¥ 88,000
Percentage of equity shares acquired subsequently		31.92%	31.92%	31.92%
Total Equity percentage acquired		91.77%	91.77%	91.77%
Remaining payment for acquisition				¥ 136,000
Property and equipment, net	104,878
Inventories, net	99,681
Revenue of acquiree since the acquisition date included in the comprehensive income/(loss)			¥ 111,956
Net profit or loss of acquiree since the acquisition date included in the comprehensive income/(loss)			¥ 9,366
Wuhan Miracle | Supplier relationship
Business Acquisition [Line Items]
Intangible assets	17,000
Wuhan Miracle | In-process research and development
Business Acquisition [Line Items]
Intangible assets	27,000
Wuhan Miracle | Developed technology
Business Acquisition [Line Items]
Intangible assets	¥ 70,000
Wuhan Miracle | Founder of Wuhan Miracle
Business Acquisition [Line Items]
Percentage of equity shares acquired	4.17%
Cash consideration	¥ 39,000
Wuhan Miracle | Shareholder A
Business Acquisition [Line Items]
Percentage of equity shares acquired	1.00%
Cash consideration	¥ 9,000